Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Contracts
Port	Minimum movement per year	Maturity
Aratu	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,222,377 m³	2049